Segment and Geographical Information	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
The Company has three operating and reportable segments: U.S., Canada and International.
The Company's chief operating decision maker assesses the performance of the reportable segments based on revenues and operating income by segment. Operating income by segment refers to operating income before head office general and administrative expenses, business acquisition, integration and reorganization costs (recovery), depreciation and amortization, foreign exchange loss (gain) and impairment of goodwill and intangibles, which are not considered when assessing the underlying financial performance of the reportable segments as they are not directly related to the segment’s operations. Head office general and administrative expenses are expenses and salaries related to centralized functions, such as global finance, legal, human capital, and technology teams, which are not allocated to segments.
The accounting policies of each reportable segment are the same as described in Note 3. The revenues and operating income by segment exclude intersegmental revenues and cost of revenues.
The following tables present the Company's operations based on reportable segments:

Year ended	March 31, 2026
	U.S.	Canada	International	Total
	$	$	$	$
Revenues	233,158	218,532	25,698	477,388

Cost of revenues and operating expenses
Employee compensation and subcontractor costs	172,718	188,149	20,689	381,556
Tax credits	—	(12,675)	(165)	(12,840)
Licenses and telecommunication	7,213	4,222	675	12,110
Other expenses	6,701	5,220	863	12,784
	186,632	184,916	22,062	393,610
Operating income by segment	46,526	33,616	3,636	83,778
Head office general and administrative expenses				43,850
Business acquisition, integration and reorganization costs (a)				4,084
Foreign exchange loss				674
Operating income before depreciation and amortization and impairment of goodwill and intangibles				35,170
Depreciation and amortization				22,135
Impairment of goodwill and intangibles (b)				41,128
Operating loss				(28,093)

(a) The contingent consideration adjustment, representing an unrealized gain of $5,358,000 and an unrealized loss of $3,270,000 relate to the Canada and the U.S. segments, respectively. The reorganization costs included in business acquisition, integration and reorganization costs, relate mostly to the Canada segment (note 20).
(b) Impairment of goodwill in the amount of $26,500,000 relates to the Canada segment and impairment of goodwill and intangibles in the amounts of $9,723,000 and $4,905,000, respectively, relate to the U.S. segment (notes 8, 9).
23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)

Year ended	March 31, 2025
	U.S.	Canada	International	Total
	$	$	$	$
Revenues	200,515	251,902	21,064	473,481

Cost of revenues and operating expenses
Employee compensation and subcontractor costs	148,656	212,159	18,048	378,863
Tax credits	—	(8,968)	(153)	(9,121)
Licenses and telecommunication	5,898	3,419	490	9,807
Other expenses	6,264	4,953	870	12,087
	160,818	211,563	19,255	391,636
Operating income by segment	39,697	40,339	1,809	81,845
Head office general and administrative expenses				41,792
Business acquisition, integration and reorganization costs recovery (a)				(1,234)
Foreign exchange gain				(258)
Operating income before depreciation and amortization and impairment of goodwill				41,545
Depreciation and amortization				23,449
Impairment of goodwill (a)				5,144
Operating income				12,952

(a) The recovery of $5,567,000 from the contingent consideration adjustment included in business acquisition, integration and reorganization costs recovery and the impairment of goodwill relate to the U.S. segment. The reorganization costs included in business acquisition, integration and reorganization costs recovery mostly relate to the Canada segment (note 20).
Long-lived assets by geographic location
The following table presents the total net book value of the Company’s long-lived assets by geographic location:

As at	March 31,
	2026		2025
	$	%	$	%
U.S.	117,676	52.6	122,534	46.4
Canada	104,516	46.8	139,309	52.7
International	1,246	0.6	2,251	0.9
	223,438	100.0	264,094	100.0

23. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Information about revenues and deferred revenues
An analysis of the Company’s revenues from customers for each major service category is as follows:

Year ended	March 31, 2026
	U.S.	Canada	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements	123,595	178,086	22,886	324,567
Enterprise transformation services - fixed-fee arrangements	51,129	26,370	2,136	79,635
Business enablement services - Support revenues	38,281	9,608	390	48,279
Business enablement services - Other	20,153	4,468	286	24,907
	233,158	218,532	25,698	477,388

Year ended	March 31, 2025
	U.S.	Canada	International	Total
	$	$	$	$
Strategic consulting and enterprise transformation services - time and materials arrangements	107,159	211,478	18,987	337,624
Enterprise transformation services - fixed-fee arrangements	35,113	24,621	1,668	61,402
Business enablement services - Support revenues	32,802	12,175	268	45,245
Business enablement services - Other	25,441	3,628	141	29,210
	200,515	251,902	21,064	473,481

During the years ended March 31, 2026 and 2025, significantly all amounts included in the opening balance of deferred revenues were recognized as revenue.
Major customer
During the year ended March 31, 2026, no customer generated more than 10% of total revenues (2025 - One Canadian customer generated more than 10% of total revenues for $53,614,000).
As at March 31, 2026, one Canadian customer represented more than 10% of total accounts receivable and other receivables and unbilled revenues for $12,105,000 or 11% (2025 - One Canadian customer represented more than 10% of total accounts receivable and other receivables and unbilled revenues for $11,171,000 or 10%).